                                     JOHNSON
                                   ----------
                                  Mutual Funds


SEMI-ANNUAL REPORT                                    JUNE 30, 1998 - UNAUDITED

/ / JOHNSON GROWTH FUND
/ / JOHNSON OPPORTUNITY FUND
/ / JOHNSON REALTY FUND
/ / JOHNSON FIXED INCOME FUND
/ / JOHNSON MUNICIPAL INCOME FUND



                                         INVESTMENT ADVISER:

                                  JOHNSON INVESTMENT COUNSEL, INC.
                                        3777 WEST FORK ROAD
                                       CINCINNATI, OHIO 45247
                                          (513) 661-3100
                                          (800) 541-0170

JOHNSON MUTUAL FUNDS                                               JUNE 30, 1998

                                TABLE OF CONTENTS


Our Message to You............................................................................1

Performance Review and Management Discussion
    Growth Fund...............................................................................2
    Opportunity Fund..........................................................................3
    Realty Fund...............................................................................4
    Fixed Income Fund.........................................................................5
    Municipal Income Fund.....................................................................6

Portfolio of Investments
    Growth Fund.............................................................................7-9
    Opportunity Fund......................................................................10-12
    Realty Fund...........................................................................13-14
    Fixed Income Fund.....................................................................15-17
    Municipal Income Fund.................................................................18-20

Statement of Assets and Liabilities..........................................................21

Statement of Operations......................................................................22

Statement of Changes in Net Assets
    Stock Funds..............................................................................23
    Bond Funds...............................................................................24

Financial Highlights
    Growth Fund..............................................................................25
    Opportunity Fund.........................................................................26
    Realty Fund..............................................................................27
    Fixed Income Fund........................................................................28
    Municipal Income Fund....................................................................29

Notes to the Financial Statements.........................................................30-33

Trustees, Officers, Transfer Agent, Fund Accountant, Custodian, Auditors..............back page

--------------------------------------------------------------------------------

OUR MESSAGE TO YOU


                                                     August 24, 1998

Dear Shareholder:

We are pleased to provide you with the semi-annual report for the Johnson Mutual Funds.

Over the past five and a half years, we have watched the Funds grow to over $115 million due to the support of our loyal clientele, good market conditions, and quality portfolio management. We appreciate your continued confidence as we move into a more uncertain economic environment.

The first five pages of this report include a review of each of the Funds' performance for the first six months of 1998. This should give you insight as to how the Funds performed compared to an appropriate index. In addition, this report for the first time includes the financial statements for the newly established Johnson Realty Fund, as well as a comprehensive review of the Fund's performance for the first half year.

We hope that as you review this report you feel free to call with any questions you may have. It is a pleasure serving your investment needs.

                                   Sincerely,



                                   /s/ TIMOTHY E. JOHNSON, PRESIDENT
                                   ---------------------------------
                                   Timothy E. Johnson, President



--------------------------------------------------------------------------------

GROWTH FUND, PERFORMANCE REVIEW                        JUNE 30, 1998 - UNAUDITED

                  $10,000 INITIAL INVESTMENT SINCE INCEPTION(a)

                                    [GRAPH]


For periods ended June 30, 1998:

                                                       Since
                               Average Annual        Inception
               6 Months       Total Returns(b)          (a)
                 Ended      --------------------     ---------
                6/30/98     1 Year        3 Year     5.5 Years
                -------     ------        ------     ---------
Growth Fund     16.59%      33.34%        27.27%       17.59%
S&P 500 Index   17.71%      30.17%        30.22%       21.82%


(a) Inception of the Growth Fund was January 4, 1993. The data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption.

(b) The average annual total return numbers above include changes in the Fund's or Index's share price plus reinvestment of any dividends and capital gains. The Fund's performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the Standard & Poors 500 Index.



TOP TEN HOLDINGS:
----------------
Procter & Gamble Company                    3.7%
General Electric Company                    3.1%
Microsoft Corporation                       3.1%
Staples, Inc.                               3.1%
Walgreen Company                            3.0%
Cisco Systems, Inc.                         2.9%
Computer Associates International, Inc.     2.9%
Mobil Corporation                           2.9%
Medtronic, Inc.                             2.7%
Warnaco Group                               2.6%



HOW DID THE GROWTH FUND PERFORM RELATIVE TO THE MARKET?
The rate of return for the Growth Fund for the six months ending June 30 was 16.6% as compared to the Standard & Poors 500 Index return of 17.7%. The investment trends of the past couple of years that allowed the S&P 500 Index to provide a return in excess of most equity mutual funds continued into the first half of 1998. The so-called supercap stocks, which are very heavily weighted in the Index, continued to be the best performers. The Johnson Funds will not accept the risk inherent in allowing large overweights in certain industries or sectors of the market. While such a philosophy can negatively affect relative performance when it is contrary to strong trends in the market, it also reduces risk in the portfolio and could provide for better relative performance when those trends ultimately reverse.

In particular, the Growth Fund has reduced exposure to the basic industry, and capital goods sectors over the past three months to reflect the expected slowing of the economy late this year and into 1999. Exposure in the consumer staples sector was also reduced due to concerns about high relative valuations. The largest increase in weighting occurred in the consumer cyclical sector, reflecting the continued strong spending by households. The three best performing S&P sectors in the first half of 1998 were technology, consumer cyclical, health care, and finance. The largest weightings within the Growth Fund were in those same four sectors. Subsequent to June 30, volatility in the market has increased and the S&P 500 Index has fallen modestly. In such an environment, shareholders should be particularly appreciative of the high quality and diversification characteristics of the Growth Fund.


     GROWTH FUND OBJECTIVE:    LONG-TERM CAPITAL GROWTH
    PRIMARY ASSET CATEGORY:    STOCKS OF LARGER-SIZED QUALITY GROWTH COMPANIES


--------------------------------------------------------------------------------

OPPORTUNITY FUND, PERFORMANCE REVIEW

                  $10,000 INITIAL INVESTMENT SINCE INCEPTION(a)
                                    [GRAPH]


For periods ended June 30, 1998:

                                                              Since
                                      Average Annual        Inception
                      6 Months       Total Returns(b)          (a)
                        Ended      --------------------     ---------
                       6/30/98     1 Year        3 Year     4.1 Years
                       -------     ------        ------     ---------
Opportunity Fund        13.24%     29.52%        23.82%       22.77%
S&P MidCap Index         8.63%     27.12%        23.99%       22.82%

(a) Inception of the Opportunity Fund was May 16, 1994. The data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption.

(b) The average annual total return numbers above include changes in the Fund's or Index's share price plus reinvestment of any dividends and capital gains. The Fund's performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the Standard & Poors MidCap Index.

TOP TEN HOLDINGS:
-----------------
Southtrust Corporation              3.6%
Gap, Inc.                           3.3%
Reliastar Financial Corporation     3.0%
Dollar General Corporation          2.9%
Medusa Corporation                  2.9%
Staples, Inc.                       2.9%
CVS Corporation                     2.8%
Lexmark International Group, Inc.   2.5%
Office Depot, Inc.                  2.3%
G&K Services, Inc.                  2.2%

HOW DID THE OPPORTUNITY FUND PERFORM RELATIVE TO THE MARKET?
The Opportunity Fund had a return of 13.2% in the first half of 1998. The Standard & Poors Midcap Index had a return of 8.6% for the same time period. While the Opportunity Fund outperformed the Index, returns in the midcap sector of the market continued to lag those of the large cap sector. We are not willing to predict when a change in that trend will occur. However, it is obvious that the longer the trend continues, the better the relative value of the midcap sector. As of June 30, 1998, both the S&P 500 Index and the S&P Midcap Index had the same price to earnings multiple based on 1999 expected earnings. However, the S&P Midcap Index has expected earnings growth that is several percentage points higher than the S&P 500 Index.

The largest sectors in the Opportunity Fund are the same as in the Growth Fund; namely, consumer cyclical, technology, finance, and health care. Each of these sectors is overweighted in the portfolio relative to the Midcap Index, but only by two to four percentage points. The success of the Opportunity Fund in 1998 is more specifically related to good stock selection.

 OPPORTUNITY FUND OBJECTIVE:    LONG-TERM CAPITAL APPRECIATION
     PRIMARY ASSET CATEGORY:    STOCKS OF MEDIUM/SMALL-SIZED GROWTH COMPANIES


--------------------------------------------------------------------------------
                                       3

REALTY FUND, PERFORMANCE REVIEW                                  JUNE 30, 1998


                  $10,000 INITIAL INVESTMENT SINCE INCEPTION(a)
                                    [GRAPH]

For periods ended June 30, 1998:

                               Since
                             Inception
               6 Months         (a)
                 Ended        --------
                6/30/98       6 Months
                -------       --------
Realty Fund     -5.54%         -5.54%
NAREIT Index    -5.03%         -5.03%

(a) Inception of the Realty Fund was January 2, 1998. The data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption.

(b) The average annual total return numbers above include changes in the Fund's or Index's share price plus reinvestment of any dividends and capital gains. The Fund's performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the NAREIT Index.

TOP TEN HOLDINGS:
-----------------
Patriot American Hospitality, Inc.          5.0%
Avalon Properties, Inc.                     4.7%
Cali Realty Corporation                     4.6%
Boston Properties, Inc.                     4.1%
Apartment Investment & Management Co.       4.0%
Prentiss Properties, Inc.                   4.0%
Spieker Properties, Inc.                    4.0%
Post Properties, Inc.                       3.8%
Simon Debartolo Group, Inc.                 3.7%
Regency Realty Corporation                  3.4%

HOW DID THE REALTY FUND PERFORM RELATIVE TO THE MARKET?
The Realty Fund had a rate of return of -5.54% for the first six months of 1998. That compares to a return of -5.03% for the National Association of Real Estate Investment Trust Index (NAREIT Index). The real estate investment trust (REIT) marketplace experienced a period of dramatic underperformance relative to other domestic equity indexes. There are three main reasons for the divergence in performance. The first centered around legislature proposed by the Clinton administration to eliminate the operating advantage for some REIT types. This caused uncertainty throughout the REIT marketplace, but in actuality affected only a few publicly traded equity REITs. Secondly, new property development has started, potentially signaling that speculative building in anticipation of future demand may shortly begin. Finally, cash flow into the REIT market has slowed dramatically compared to previous years.

The Realty Fund utilizes a conservative quality approach when selecting individual securities. The combination of macroeconomic factors with in-depth bottom-up analysis is utilized in constructing the portfolio. The Realty Fund has its largest sector weighting in the Office/Industrial sector, which to date has been the second worst performing sector. The fund has a large weighting in the apartment sector, which was the third best performing property type. The best performing property sector was retail, which was market weighted in the Fund.


  REALTY FUND OBJECTIVE:    LONG-TERM CAPITAL GROWTH AND ABOVE AVERAGE INCOME
 PRIMARY ASSET CATEGORY:    REAL ESTATE RELATED EQUITY SECURITIES


--------------------------------------------------------------------------------
                                       4

FIXED INCOME FUND, PERFORMANCE REVIEW                            JUNE 30, 1998

                  $10,000 INITIAL INVESTMENT SINCE INCEPTION(a)
                                    [GRAPH]

For periods ended June 30, 1998:

                                                            Since
                                    Average Annual        Inception
                     6 Months      Total Returns(b)          (a)
                       Ended       ----------------       ---------
                      6/30/98      1 Year     3 Year      5.5 Years
                      -------      ------     ------      ---------
Fixed Income Fund      3.76%        9.98%      6.99%        6.57%
Lehman Int. Index      3.47%        8.54%      6.91%        6.62%

(a) Inception of the Fixed Income Fund was January 4, 1993. The data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption.

(b) The average annual total return numbers above include changes in the Fund's or Index's share price plus reinvestment of any dividends and capital gains. The Fund's performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the Lehman Intermediate Government Corporate Index.


    QUALITY ALLOCATION
    ------------------

AAA                    43.2%
AA                      3.4%
A                      45.5%
BBB                     7.9%


HOW DID THE FIXED INCOME FUND PERFORM RELATIVE TO THE MARKET?
Through the first six months of 1998, the Fixed Income Fund provided a total return of 3.8%, compared to 3.5% for the Lehman Intermediate Government Corporate Bond Index. The Asian crisis was the dominant influence on bond market performance in the first half of the year. As the impact of the crisis became more widespread, investors worldwide flocked to the safety of the U.S. Treasury market causing interest rates to fall. A slowing economy and the elimination of the budget deficit also supported lower interest rates. The Asian crisis had a more negative impact on corporate bonds as earnings were reduced. This slowdown in corporate earnings caused yield spreads on corporate bonds to widen, resulting in relative underperformance of the sector. In this environment, the Fixed Income Fund was able to outperform due to its slightly longer weighted average maturity. The Fund's larger concentration in corporate bonds was a slight negative, although this was mitigated by the Fund's focus on high quality holdings.

As always, the Fixed Income Fund continues to focus on only high-quality securities. Each security within the Fund is rated investment-grade quality by the National Credit Ratings Services, with over 90% of the assets rated "A" or better. These highly rated securities are considered to have adequate to strong protection of principal and interest payments, and will help provide a stable portfolio valuation should economic circumstances change in the future.

  FIXED INCOME FUND OBJECTIVE:    INCOME AND CAPITAL PRESERVATION
       PRIMARY ASSET CATEGORY:    INVESTMENT-GRADE GOVERNMENT/CORPORATE BONDS


--------------------------------------------------------------------------------
                                       5

MUNICIPAL INCOME FUND, PERFORMANCE REVIEW                       JUNE 30, 1998

                  $10,000 INITIAL INVESTMENT SINCE INCEPTION(a)
                                    [GRAPH]


For periods ended June 30, 1998:

                                                           Since
                                   Average Annual        Inception
                    6 Months      Total Returns(b)          (a)
                      Ended      -------------------     ---------
                     6/30/98     1 Year       3 Year     4.1 Years
                     -------     ------       ------     ---------
Municipal Income      1.77%       6.05%        5.27%       5.55%
Lehman G.O. Index     2.20%       6.35%        6.01%       6.33%

(a) Inception of the Municipal Income Fund was May 16, 1994. The data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption.

(b) The average annual total return numbers above include changes in the Fund's or Index's share price plus reinvestment of any dividends and capital gains. The Fund's performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the Lehman Five-Year General Obligation Municipal Index.

    QUALITY ALLOCATION
    ------------------
AAA                    48.7%
AA                     26.4%
A                      13.3%
NR                     11.6%



HOW DID THE MUNICIPAL INCOME FUND PERFORM RELATIVE TO THE MARKET?
Through the first half of 1998, municipal bonds have been yielding historically high levels as compared to Treasuries. The ratio of municipal bonds to Treasury bonds is currently the highest it has been this decade. This means that tax-exempt bonds are attractive looking ahead, but have been relative underperformers so far this year. The main culprit for their lagging performance has been a glut of new municipal bond issuance. The decline in interest rates has resulted in a barrage of new issuance by municipalities. An example of this phenomenon was the May offering of $3.4 billion Long Island Power Authority municipal bonds, the largest tax-exempt bond sale in history. In this environment, the Municipal Income Fund was able to provide a total return of 1.8% through the first six months of the year as compared to 2.2% for the Lehman Five-Year Municipal Bond Index. The Fund's slightly lower return was due to the expenses on the Fund that are not on the Index.

As has been the case since its inception, the credit quality of the Municipal Income Fund remains very good. Approximately 75% of the securities in the Fund are rated in one of the two highest quality rating categories (either "AAA" or "AA"), with about half actually receiving the highest quality rating. In addition, approximately 95% of the income generated by the Fund is the result of investments in Ohio municipalities. As a result, in addition to being exempt from Federal income taxes, most of the income earned is also exempt from Ohio State Income Tax.

 MUNICIPAL INCOME FUND OBJECTIVE:    TAX-FREE INCOME AND CAPITAL PRESERVATION
          PRIMARY ASSET CATEGORY:    INTERMEDIATE-TERM OHIO MUNICIPAL BONDS



--------------------------------------------------------------------------------

GROWTH FUND, PORTFOLIO OF INVESTMENTS                  JUNE 30, 1998 - UNAUDITED

COMMON STOCKS                                      NUMBER OF SHARES   DOLLAR VALUE
-------------                                      ----------------   ------------
CHEMICALS
    Air Products & Chemicals, Inc.                       13,980            559,200
                                                                      -------------
      TOTAL CHEMICALS - 1.4%                                        $      559,200

COMPUTER HARDWARE
    Compaq Computer Corporation                          25,945            736,189
    Sun Microsystems Inc.*                               19,020            826,181
                                                                      -------------
      TOTAL COMPUTER HARDWARE - 3.9%                                $    1,562,370

COMPUTER NETWORKING
    Cisco Systems Inc.*                                  12,900          1,187,606
                                                                      -------------
      TOTAL COMPUTER NETWORKING - 2.9%                              $    1,187,606

COMPUTER SOFTWARE
    Computer Associates International, Inc.              21,400          1,189,038
    EMC Corporation*                                     19,700            882,806
    Microsoft Corporation*                               11,700          1,267,987
                                                                      -------------
      TOTAL COMPUTER SOFTWARE - 8.2%                                $    3,339,831

ELECTRICAL EQUIPMENT
    General Electric Company                             13,730          1,249,430
                                                                      -------------
      TOTAL ELECTRICAL EQUIPMENT - 3.1%                             $    1,249,430

ELECTRONICS - SEMI-CONDUCTORS
    Intel Corporation                                    12,165            901,731
                                                                      -------------
      TOTAL ELECTRONICS - SEMI-CONDUCTORS - 2.2%                    $      901,731

ENERGY SERVICES
    Dresser Industries                                   21,000            925,312
    Schlumberger Ltd.                                    11,200            765,100
                                                                      -------------
      TOTAL ENERGY SERVICES - 4.2%                                  $    1,690,412

ENTERTAINMENT AND LEISURE
    Mattel Inc.                                          15,420            652,459
                                                                      -------------
      TOTAL ENTERTAINMENT AND LEISURE - 1.6%                        $      652,459

FINANCIAL - INSURANCE
    Conseco Inc.                                         17,915            837,526
    Travelers Group Inc.                                 15,690            951,206
                                                                      -------------
      TOTAL FINANCIAL - INSURANCE - 4.4%                            $    1,788,732

FINANCIAL - MISCELLANEOUS
    American Express Company                              7,200            820,800
    Fannie Mae                                           13,000            789,750
                                                                      -------------
      TOTAL FINANCIAL - MISCELLANEOUS - 4.0%                        $    1,610,550

FINANCIAL - REGIONAL BANKS
    Comerica Inc.                                        11,250            745,312
    Fifth Third Bancorp                                  13,500            850,500
    Nationsbank Corporation                               9,455            723,307
    Regions Financial Corporation                        15,000            615,938
    Summit Bancorp                                       17,500            831,250
                                                                      -------------
      TOTAL FINANCIAL - REGIONAL BANKS - 9.3%                       $    3,766,307

* NON-DIVIDEND PAYING SECURITY.
    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                               (SEE PAGES 30-33)

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                                       7

GROWTH FUND, PORTFOLIO OF INVESTMENTS                  JUNE 30, 1998 - UNAUDITED

COMMON STOCKS                                      NUMBER OF SHARES   DOLLAR VALUE
-------------                                      ----------------   ------------
FOODS AND FOOD RETAILERS
    Hershey Foods Corporation                            10,200            703,800
    Sara Lee Corporation                                 14,185            793,473
    Sysco Corporation                                    26,190            671,119
                                                                      -------------
      TOTAL FOODS AND FOOD RETAILERS - 5.3%                         $    2,168,392

HEALTH CARE - PRODUCTS
    Boston Scientific Corporation*                       14,700          1,052,888
    Johnson and Johnson                                  10,200            752,250
    Medtronic Corporation                                17,435          1,111,481
                                                                      -------------
      TOTAL HEALTH CARE - PRODUCTS - 7.2%                           $    2,916,619

HEALTH CARE - DRUGS
    Merck and Company                                     7,800          1,043,250
    Pfizer, Inc.                                          8,300            902,106
    Schering-Plough Corporation                           9,500            870,438
    Smithkline Beecham PLC ADR                           13,400            810,700
                                                                      -------------
      TOTAL HEALTH CARE - DRUGS - 9.0%                              $    3,626,494

HOUSEHOLD PRODUCTS
    Gillette Company                                     14,814            839,769
    Procter & Gamble Company                             16,410          1,494,336
                                                                      -------------
      TOTAL HOUSEHOLD PRODUCTS - 5.8%                               $    2,334,105

INDUSTRIAL SERVICES
    Cintas Corporation                                   18,000            918,000
                                                                      -------------
      TOTAL INDUSTRIAL SERVICES - 2.3%                              $      918,000

MANUFACTURING
    Dover Corporation                                    21,340            730,895
                                                                      -------------
      TOTAL MANUFACTURING - 1.8%                                    $      730,895

PETROLEUM
    Marathon Group Inc. (USX)                            16,325            560,152
    Mobil Corporation                                    15,340          1,175,428
                                                                      -------------
      TOTAL PETROLEUM - 4.3%                                        $    1,735,580

RETAILING
    Office Max Inc.*                                     48,000            792,000
    Staples Inc.*                                        43,805          1,267,607
    Walgreen Company                                     29,200          1,206,325
                                                                      -------------
      TOTAL RETAILING - 8.1%                                        $    3,265,932

TELECOMMUNICATION SERVICES
    Ameritech Corporation                                23,000          1,032,125
                                                                      -------------
      TOTAL TELECOMMUNICATION SERVICES - 2.5%                       $    1,032,125

TEXTILE - APPAREL
    The Warnaco Group Inc.                               24,845          1,054,360
                                                                      -------------
      TOTAL TEXTILE - APPAREL - 2.6%                                $    1,054,360

* NON-DIVIDEND PAYING SECURITY.
    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                               (SEE PAGES 30-33)

--------------------------------------------------------------------------------
                                       8

GROWTH FUND, PORTFOLIO OF INVESTMENTS                  JUNE 30, 1998 - UNAUDITED

COMMON STOCKS                                      NUMBER OF SHARES   DOLLAR VALUE
-------------                                      ----------------   ------------

TRANSPORTATION
    Burlington Northern, Inc.                           6,460              634,291
                                                                      -------------
      TOTAL TRANSPORTATION - 1.6%                                   $      634,291

TOTAL COMMON STOCKS - 95.7%                                         $   38,725,421
    (Common Stock Identified Cost $25,851,725)

CASH EQUIVALENTS
    Federated U.S. Treasury Cash Reserves
      Money Market Fund                                                  1,754,367
                                                                      -------------
      TOTAL CASH EQUIVALENTS - 4.3%                                 $    1,754,367
          (Cash Equivalents Identified
             Cost $1,754,367)

TOTAL PORTFOLIO VALUE - 100.0%                                      $   40,479,788
    (Total Portfolio Identified
       Cost $27,606,092)

    Other Assets Less Liabilities                                   $       33,660

TOTAL NET ASSETS                                                    $   40,513,448



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                               (SEE PAGES 30-33)

--------------------------------------------------------------------------------
                                       9

OPPORTUNITY FUND, PORTFOLIO OF INVESTMENTS             JUNE 30, 1998 - UNAUDITED

COMMON STOCKS                                    NUMBER OF SHARES    DOLLAR VALUE
-------------                                    ----------------    ------------
BEVERAGES
    Coca-Cola Bottling Company Consolidated            12,200            806,725
                                                                    -------------
       TOTAL BEVERAGES - 1.9%                                     $      806,725

BUILDING MATERIALS
    Medusa Corporation                                 20,000          1,255,000
                                                                    -------------
       TOTAL BUILDING MATERIALS - 2.9%                            $    1,255,000

CHEMICALS
    Cabot Corporation                                  21,000            678,562
    Ecolab Inc.                                        25,600            793,600
    International Specialty Products Inc.*             36,000            670,500
    RPM, Inc.                                          31,250            531,250
                                                                    -------------
       TOTAL CHEMICALS - 6.2%                                     $    2,673,912

COMPUTER SOFTWARE
    BMC Software, Inc*                                 18,400            955,650
    Cambridge Technology Partners Inc.*                10,000            546,250
    Sterling Commerce Inc.*                            14,555            705,917
    Sungard Data Systems, Inc.*                        20,000            767,500
                                                                    -------------
       TOTAL COMPUTER SOFTWARE - 6.9%                             $    2,975,317

COMPUTER SYSTEMS
    EMC Corporation*                                   19,500            873,844
    Ingram Micro, Inc.*                                16,000            708,000
    Lexmark International Group, Inc.*                 17,500          1,067,500
                                                                    -------------
       TOTAL COMPUTER SYSTEMS - 6.1%                              $    2,649,344

ELECTRONICS - SEMICONDUCTORS
    Advanced Micro Devices Inc.*                       27,000            460,688
    Vitesse Semiconductor Corporation*                 18,000            555,750
                                                                    -------------
       TOTAL ELECTRONICS - SEMICONDUCTORS - 2.4%                  $    1,016,438

ENERGY SERVICES
    Devon Energy Corporation                           12,000            419,250
    EVI, Inc.*                                         13,775            511,397
    Smith International, Inc.*                          7,000            243,688
                                                                    -------------
       TOTAL ENERGY SERVICES - 2.7%                               $    1,174,335

FINANCIAL - BROKERAGE
    Provident Financial Group                          10,000            456,250
    T. Rowe Price Associates, Inc.                     12,000            450,750
                                                                    -------------
       TOTAL FINANCIAL - BROKERAGE - 2.1%                         $      907,000

FINANCIAL - INSURANCE
    AON Corporation                                    13,300            934,325
    MBIA, Inc.                                          8,400            628,950
    The PMI Group Inc.                                  6,000            440,250
    Reliastar Financial Corporation                    26,700          1,281,600
                                                                    -------------
       TOTAL FINANCIAL - INSURANCE - 7.6%                         $    3,285,125

* NON-DIVIDEND PAYING SECURITY.
    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                               (SEE PAGES 30-33)

--------------------------------------------------------------------------------
                                       10

OPPORTUNITY FUND, PORTFOLIO OF INVESTMENTS             JUNE 30, 1998 - UNAUDITED

COMMON STOCKS                                    NUMBER OF SHARES    DOLLAR VALUE
-------------                                    ----------------    ------------
FINANCIAL - REGIONAL BANKS
    Bank of New York Co., Inc.                         15,800            958,862
    First Tennessee National Corporation               14,000            441,875
    Southtrust Corporation                             35,700          1,552,950
                                                                    -------------
       TOTAL FINANCIAL - REGIONAL BANKS - 6.8%                    $    2,953,687

FOODS AND FOOD RETAILERS
    Smucker (JM) Company, Class A                      16,000            397,000
    Tootsie Roll Industries                             8,669            665,346
                                                                    -------------
       TOTAL FOODS AND FOOD RETAILERS - 2.5%                      $    1,062,346

HEALTH CARE - DRUGS
    Centocor, Inc.*                                    13,500            489,375
    Centocor, Inc. Option, 7/18/98*                      (135)            (7,594)
    Elan Corporation PLC, ADR*                         10,000            643,125
    Forest Lab. Inc. Class A*                          25,200            900,900
    Mylan Laboratories                                 26,700            802,669
                                                                    -------------
       TOTAL HEALTH CARE - DRUGS - 6.6%                           $    2,828,475

HEALTH CARE - PRODUCTS
    Hologic, Inc.*                                     21,000            381,938
                                                                    -------------
       TOTAL HEALTH CARE - PRODUCTS - 0.9%                        $      381,938

HEALTH CARE - SERVICES
    Quorum Health Group Inc.*                          26,000            689,000
    Stewart Enterprises, Inc.                          36,000            958,500
                                                                    -------------
       TOTAL HEALTH CARE - SERVICES - 3.8%                        $    1,647,500

INDUSTRIAL SERVICES
    Cintas Corporation                                  7,200            367,200
    G & K Services, Inc., Class A                      22,000            959,750
                                                                    -------------
       TOTAL INDUSTRIAL SERVICES - 3.1%                           $    1,326,950

MACHINERY
    Kennametal, Inc.                                   17,000            709,750
    Precision Castparts Corporation                    10,000            533,750
    Waterlink, Inc.*                                   44,500            378,250
                                                                    -------------
       TOTAL MACHINE TOOLS - 3.8%                                 $    1,621,750

NATURAL GAS
    National Fuel Gas Company                          12,000            522,750
                                                                    -------------
       TOTAL NATURAL GAS - 1.2%                                          522,750

OFFICE SUPPLIES
    Herman Miller, Inc.                                35,000            850,938
    Office Depot, Inc.*                                32,000          1,010,000
    Staples, Inc.*                                     43,000          1,244,313
                                                                    -------------
       TOTAL OFFICE SUPPLIES - 7.2%                               $    3,105,251

* NON-DIVIDEND PAYING SECURITY.
    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                               (SEE PAGES 30-33)

--------------------------------------------------------------------------------
                                       11

OPPORTUNITY FUND, PORTFOLIO OF INVESTMENTS             JUNE 30, 1998 - UNAUDITED

COMMON STOCKS                                    NUMBER OF SHARES    DOLLAR VALUE
-------------                                    ----------------    ------------

RETAILING
    BJ's Wholesale Club Inc.*                          19,000            771,875
    CVS Corporation                                    31,500          1,226,531
    Dollar General Corporation                         31,640          1,251,758
    Gap, Inc.                                          23,250          1,432,781
                                                                    -------------
       TOTAL RETAILING - 10.9%                                    $    4,682,945

TELECOMMUNICATION SERVICES
    Century Telephone Enterprises, Inc.                19,500            894,562
    Qwest Communications International, Inc.*          16,325            569,334
                                                                    -------------
       TOTAL TELECOMMUNICATION SERVICES - 3.4%                    $    1,463,896

TRANSPORTATION SERVICES
    Air Express International Corporation              23,000            615,250
                                                                    -------------
       TOTAL TRANSPORTATION SERVICES - 1.4%                       $      615,250

TEXTILE - APPAREL
    St. John Knits, Inc                                22,500            869,062
                                                                    -------------
       TOTAL TEXTILE APPAREL - 2.0%                                      869,062

WASTE MANAGEMENT
    U.S.A. Waste Services, Inc.*                       17,950            886,281
                                                                    -------------
       TOTAL WASTE MANAGEMENT - 2.1%                              $      886,281

TOTAL COMMON STOCKS - 94.5%                                       $   40,711,277
    (Common Stock Identified Cost $28,080,116)

CASH EQUIVALENTS
    Federated U.S. Treasury Cash Reserves
      Money Market Fund                                                2,369,120
                                                                    -------------
       TOTAL CASH EQUIVALENTS - 5.5%                              $    2,369,120
          (Cash Equivalents Identified
             Cost $2,369,120)

TOTAL PORTFOLIO VALUE - 100.0%                                    $   43,080,397
    (Total Portfolio Identified Cost $30,449,236)

    Other Assets Less Liabilities                                 $          335

TOTAL NET ASSETS                                                  $   43,080,732


* NON-DIVIDED PAYING SECURITY.
    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                               (SEE PAGES 30-33)

--------------------------------------------------------------------------------
                                       12

REALTY FUND, PORTFOLIO OF INVESTMENTS                  JUNE 30, 1998 - UNAUDITED

COMMON STOCKS                                    NUMBER OF SHARES    DOLLAR VALUE
-------------                                    ----------------    ------------
APARTMENTS
    Apartment Investment & Management Company          5,245             207,178
    Avalon Properties, Inc.*                           6,392             242,896
    BRE Properties, Inc.                               6,130             159,763
    Camden Property Trust                              5,815             172,996
    Equity Residential Properties Trust                3,475             164,845
    Post Properties, Inc.                              5,055             194,618
    Security Capital Atlantic, Inc.                    5,655             126,177
                                                                   --------------
      TOTAL APARTMENTS - 24.5%                                   $     1,268,473

HEALTH CARE
    LTC Properties, Inc.                               8,220             153,098
    National Health Investors, Inc.                    4,085             135,316
                                                                   --------------
      TOTAL HEALTH CARE - 5.6%                                   $       288,414

LODGING/HOTELS
    Boykin Lodging Company                             5,080             110,172
    Patriot American Hospitality, Inc.                10,625             254,336
                                                                   --------------
      TOTAL LODGING/HOTELS - 7.0%                                $       364,508

OFFICE/INDUSTRIAL
    Bedford Property Investors, Inc.                   8,025             146,456
    Boston Properties, Inc.                            6,075             209,588
    Cali Realty Corporation                            6,795             233,578
    First Industrial Realty Trust, Inc.                5,180             164,789
    Highwoods Properties, Inc.                         5,150             166,409
    Kilroy Realty Corporation                          6,345             158,625
    Liberty Property Trust                             6,630             169,479
    Prentiss Properties Trust                          8,350             203,009
    Security Capital Industrial Trust                  6,505             162,625
    Spieker Properties, Inc.                           5,305             205,569
                                                                   --------------
      TOTAL OFFICE/INDUSTRIAL - 35.1%                            $     1,820,127

RETAIL
    Developers Diversified Realty Corporation          4,165             163,216
    Macerich Company                                   4,830             141,579
    Regency Realty Corporation                         6,940             174,368
    Simon Debartolo Group, Inc.                        5,845             189,962
    Weingarten Realty Investors                        2,955             123,556
    Westfield America, Inc.                            7,540             138,548
                                                                   --------------
      TOTAL RETAIL - 18.0%                                       $       931,229

STORAGE
    Sovran Self-Storage, Inc.                          3,100              87,575
                                                                   --------------
      TOTAL STORAGE - 1.7%                                       $        87,575

* NON-DIVIDEND PAYING SECURITY.
    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                               (SEE PAGES 30-33)

--------------------------------------------------------------------------------
                                       13

REALTY FUND, PORTFOLIO OF INVESTMENTS                  JUNE 30, 1998 - UNAUDITED

COMMON STOCKS                                    NUMBER OF SHARES    DOLLAR VALUE
-------------                                    ----------------    ------------
TOTAL COMMON STOCKS - 91.9%                                      $     4,760,326
    (Common Stock Identified Cost $5,043,579)

CASH EQUIVALENTS
    Federated U.S. Treasury Cash Reserves
      Money Market Fund                                                  422,382
                                                                   --------------
      TOTAL CASH EQUIVALENTS - 8.1%                              $       422,382
          (Cash Equivalents Identified
             Cost $422,382)

TOTAL PORTFOLIO VALUE - 100.0%                                   $     5,182,708
    (Total Portfolio Identified
       Cost $5,465,961)

    Other Assets Less Liabilities                                $       (60,085)

TOTAL NET ASSETS                                                 $     5,122,623




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                               (SEE PAGES 30-33)

--------------------------------------------------------------------------------
                                       14

FIXED FUND, PORTFOLIO OF INVESTMENTS                   JUNE 30, 1998 - UNAUDITED

FIXED INCOME SECURITIES - BONDS                        FACE VALUE      DOLLAR VALUE
-------------------------------                        ----------      ------------
BANK BONDS - MAJOR REGIONAL
    Banc One Corporation, 9.875%, Due 3/1/09              250,000           317,188
    Comerica Bank Subordinated Note, 6.875%, Due 3/1/08   250,000           261,250
    First Union Corporation, 7.5%, Due 7/15/06            400,000           433,000
    NBD Bancorp, 7.125%, Due 5/15/07                      400,000           424,500
    PNC Funding Corporation, 6.875%, Due 7/15/07          400,000           414,000
    Provident Bank, 6.375%, Due 1/15/04                   400,000           402,000
    Star Bank N.A., 6.625%, Due 12/15/06                  400,000           410,500
                                                                       -------------
       TOTAL MAJOR REGIONAL BANKS - 13.5%                            $    2,662,438

BANK BONDS - MONEY CENTER
    BankAmerica Corporation, 6.625%, Due 10/15/07         350,000           358,312
    Bankers Trust NY Corporation, 7.15%, Due 8/14/12      400,000           419,000
                                                                       -------------
       TOTAL MONEY CENTER BANKS - 3.9%                               $      777,312

CAPITAL EQUIPMENT
    Dover Corporation, 6.25%, Due 6/1/08                  500,000           500,625
    G.E. Corporation Medium Term Note,
      6.87%, Due 12/29/99                                 250,000           253,350
    Honeywell, Inc., 7.125%, Due 4/15/08                  400,000           428,000
    IBM Corporation, 6.45%, Due 8/1/07                    300,000           308,250
                                                                       -------------
       TOTAL CAPITAL EQUIPMENT - 7.8%                                $    1,490,225

CHEMICALS
    Hercules, Inc., 6.625%, Due 6/1/03                    250,000           254,375
                                                                       -------------
       TOTAL CHEMICALS - 1.3%                                        $      254,375

ELECTRIC UTILITIES
    Carolina Power and Light Company, 6.75%, Due 10/1/02  250,000           256,562
    Louisville Gas & Electric Company, 7.50%, Due 7/1/02   25,000            25,250
    Midwest Power Corporation, 7.00%, Due 2/15/05         200,000           210,500
    Pacific Gas & Electric Company, 6.875%, Due 12/1/99    40,000            40,100
    Union Electric Power Co., First Mortgage,
      6.875%, Due 8/1/04                                  200,000           209,000
                                                                       -------------
       TOTAL ELECTRIC UTILITIES - 3.7%                               $      741,412

ENTERTAINMENT AND LEISURE
    Walt Disney Company, 5.80%, Due 10/27/08              400,000           391,500
                                                                       -------------
       TOTAL ENTERTAINMENT AND LEISURE - 2.0%                        $      391,500

FINANCIAL - SERVICES
    American General Finance, 8.125%, Due 8/15/09         120,000           136,200
    CIT Group Holdings, 8.375%, Due 11/1/01               250,000           267,812
    Commercial Credit, 6.45%, Due 7/1/02                  400,000           406,000
    Household Finance Corporation Senior Note,
      6.875%, Due 3/1/03                                  200,000           205,000
                                                                       -------------
       TOTAL FINANCIAL - SERVICES - 5.1%                             $    1,015,012

FOOD AND BEVERAGE
    Pepsico, Inc. Medium Term Note, 5.463%, Due 7/1/98    200,000           200,000
    Sara Lee Corporation, Medium Term Note, 5.70%,
      Due 7/14/00                                         250,000           249,375
                                                                       -------------
       TOTAL FOOD AND BEVERAGE - 2.3%                                $      449,375



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                               (SEE PAGES 30-33)

--------------------------------------------------------------------------------
                                       15

FIXED INCOME FUND, PORTFOLIO OF INVESTMENTS            JUNE 30, 1998 - UNAUDITED

FIXED INCOME SECURITIES - BONDS                        FACE VALUE      DOLLAR VALUE
-------------------------------                        ----------      ------------
FOREIGN UTILITIES (U.S. DOLLAR DENOMINATED)
    Hydro Quebec Medium Term Note, 6.98%, Due 3/01/05     200,000           208,000
                                                                       -------------
       TOTAL FOREIGN UTILITIES - 1.1%                                $      208,000

HEALTH CARE
    McKesson Corporation Series 144A, 6.40%, Due 3/1/08   400,000           398,500
                                                                       -------------
       TOTAL HEALTH CARE - 2.0%                                      $      398,500

MORTGAGE BACKED SECURITIES - UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
    Federal Home Loan Bank Indexed Amortization Note
       Series MI-05, 6.27%, Due 4/8/05                    400,000           401,297
    Federal Home Loan Mortgage Corporation Indexed
       Amortization Note 6.83%, Due 3/20/04               300,000           302,684
    Federal Home Loan Mortgage Corporation, CMO
       Series 1639-PD 5.60%, Due 8/15/06                  250,000           249,390
    Federal Home Loan Mortgage Corporation, CMO
       Series 1660-G 6.25%, Due 7/15/07                   250,000           251,425
    Federal Home Loan Mortgage Corporation, 15 Year Gold
       7.00%, Due 3/01/11                                 311,869           317,717
    Government National Mortgage Association, 7.00%,
       Due 12/15/25                                       359,205           366,278
    Government National Mortgage Association, 7.50%,
       Due 8/15/26                                        345,522           356,320
                                                                       -------------
       TOTAL MORTGAGE BACKED SECURITIES -
       GOVERNMENT AGENCY - 11.4%                                     $    2,245,111

NEWSPAPER/PUBLISHING
    Scripps Howard Corporation, 7.375%, Due 12/15/98      225,000           226,012
                                                                       -------------
       TOTAL NEWSPAPER/PUBLISHING - 1.1%                             $      226,012

PETROLEUM
    Amoco Corporation Canada, 7.25%, Due 12/1/02          200,000           210,250
    Texaco Capital, Inc., 6.875%, Due 7/15/99             200,000           202,000
                                                                       -------------
       TOTAL PETROLEUM - 2.1%                                        $      412,250

RAILROADS
    CSX Transportation Equipment Trust, 6.07%,
       Due 3/15/01                                        200,000           199,750
    Union Pacific Corporation, 6.25%, Due 3/15/99         250,000           250,313
                                                                       -------------
       TOTAL RAILROADS - 2.3%                                        $      450,063

RETAILING
    Gap Inc., 6.90%, Due 9/15/07                          500,000           523,750
    Wal-Mart Stores, Inc., 6.375%, Due 3/1/03             200,000           204,000
                                                                       -------------
       TOTAL RETAILING - 3.7%                                        $      727,750

REAL ESTATE INVESTMENT TRUSTS
    Merry Land & Investment Company, Inc., 7.25%,
       Due 6/15/05                                        400,000           412,500
                                                                       -------------
       TOTAL REAL ESTATE INVESTMENT TRUSTS - 2.1%                    $      412,500

TELECOMMUNICATIONS
    Cincinnati Bell, Inc., 6.24%, Due 12/30/03            250,000           251,875
    GTE Corporation, 7.51%, Due 4/1/09                    400,000           434,000
    New York Telephone Co., 5.875%, Due 9/1/03            200,000           198,500
    Southwestern Bell Corporation, 6.375%, Due 4/1/01     200,000           202,250
                                                                       -------------
       TOTAL TELECOMMUNICATIONS - 5.5%                               $    1,086,625

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                               (SEE PAGES 30-33)

--------------------------------------------------------------------------------
                                       16

FIXED INCOME FUND, PORTFOLIO OF INVESTMENTS            JUNE 30, 1998 - UNAUDITED

FIXED INCOME SECURITIES - BONDS                        FACE VALUE      DOLLAR VALUE
-------------------------------                        ----------      ------------
UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
    Federal Home Loan Bank, 6.10%, Due 12/13/10           750,000           771,060
    Federal Home Loan Bank, 7.03%, Due 5/6/11             250,000           276,597
    Federal Home Loan Mortgage Corporation, 6.55%,
       Due 1/4/00                                         200,000           202,566
    Federal Home Loan Mortgage Association, 6.005%,
       Due 12/8/05                                        200,000           202,800
    Federal Home Loan Mortgage Corporation, 5.95%,
       Due 1/19/06                                        400,000           403,124
    Federal National Mortgage Association, 7.50%,
       Due 2/11/02                                        200,000           211,782
    Federal National Mortgage Association, 7.55%,
       Due 4/22/02                                        200,000           212,692
    Federal National Mortgage Association, 7.80%,
       Due 3/29/05                                        200,000           206,988
    Federal National Mortgage Association, 5.80%,
       Due 2/22/06                                        450,000           449,410
    Federal National Mortgage Association, 5.75%,
       Due 2/15/08                                        500,000           497,410
                                                                       -------------
        TOTAL UNITED STATES GOVERNMENT AGENCY
        OBLIGATIONS - 17.4%                                          $    3,434,429

UNITED STATES GOVERNMENT OBLIGATIONS
    United States Treasury Note, 7.875%, Due 8/15/01      400,000           426,048
    United States Treasury Note, 7.50%, Due 11/15/01      200,000           211,700
    United States Treasury Note, 7.875%, Due 11/15/04     325,000           364,855
    United States Treasury Note, 6.875%, Due 5/15/06      200,000           216,440
    United States Treasury Bond, 6.25%, Due 2/15/07       250,000           261,688
    United States Treasury Note, 5.50%, Due 2/15/08       400,000           399,424
                                                                       -------------
       TOTAL UNITED STATES GOVERNMENT OBLIGATIONS - 9.5%             $    1,880,155

TOTAL FIXED INCOME - BONDS - 97.8%                                   $   19,263,044
    (Fixed Income Identified Cost $18,652,322)

CASH EQUIVALENTS
    Federated U.S. Treasury Cash Reserves                                   433,822
                                                                       -------------
       TOTAL CASH EQUIVALENTS - 2.2%                                 $      433,822
         (Cash Equivalents Identified Cost $433,822)

TOTAL PORTFOLIO VALUE - 100.0%                                       $   19,696,866
    (Total Portfolio Identified Cost $19,086,144)

    Other Assets Less Liabilities                                    $      298,736

TOTAL NET ASSETS                                                     $   19,995,602


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                               (SEE PAGES 30-33)

--------------------------------------------------------------------------------
                                       17

MUNICIPAL INCOME FUND, PORTFOLIO OF INVESTMENTS        JUNE 30, 1998 - UNAUDITED

FIXED INCOME SECURITIES - MUNICIPAL BONDS                   FACE VALUE    DOLLAR VALUE
-----------------------------------------                   ----------    ------------
GENERAL OBLIGATION - CITY
   Akron, Ohio, 5.00%, Due 12/1/05                           100,000        103,243
   Cincinnati, Ohio, 5.25%, Due 12/1/00                       50,000         51,485
   Cleveland, Ohio, (AMBAC Insured), 4.9%, Due 9/1/02         50,000         51,409
   Columbus, Ohio, 12.375%, Due 2/15/07                       25,000         38,912
   Loveland, Ohio, 4.9%, Due 12/1/08                         100,000        103,248
   Vandalia, Ohio, 4.80%, Due 12/1/03                         75,000         77,058
   Warder Library, Ohio, 6.25%, Due 12/1/03                  135,000        147,736
   Westlake, Ohio, 4.90%, Due 12/1/04                         50,000         51,769
                                                                       -------------
       TOTAL GENERAL OBLIGATION - CITY - 17.1%                         $    624,860

GENERAL OBLIGATION - COUNTY
   Anderson Township, Ohio Park District, 5.10%, Due 3/1/99  100,000        100,876
   Belmont County, Ohio (MBIA Insured), 5.10%, Due 12/1/05    50,000         52,319
   Delaware County, Ohio, 5.25%, Due 12/1/06                  50,000         52,785
   Hamilton County, Ohio Museum Center Building
     Improvement, 5.75%, Due 12/1/00                          50,000         52,076
   Hocking County, Ohio, 4.90%, Due 12/1/06                   50,000         51,111
   Knox County, Ohio, 4.75%, Due 12/1/09                      60,000         60,237
   Medina County, Ohio, 12.625%, Due 12/1/99                  25,000         27,984
   Montgomery County, Ohio, 5.30%, Due 12/1/00                75,000         77,261
   Portage County, Ohio, 5.15%, Due 12/1/07                   75,000         78,960
   Trumbull County, Ohio, 5.25%, Due 12/1/05                  50,000         52,790
   Washington Township, Ohio, 4.65%, Due 12/1/05              75,000         75,699
                                                                       -------------
       TOTAL GENERAL OBLIGATION - COUNTY - 18.6%                       $    682,098

HIGHER EDUCATION
   Ohio State Higher Education Facilities,
     Denison University, 4.90%, Due 11/01/05                  75,000         77,226
   University of Cincinnati, Ohio General Receipts,
     4.75%, Due 6/1/06                                        50,000         51,060
                                                                       -------------
       TOTAL HIGHER EDUCATION - 3.5%                                   $    128,286

HOSPITAL/HEALTH
   Episcopol Retirement Homes, Ohio Hospital Facility
     Revenue 5.00%, Due 1/1/15                               100,000        101,918
   Franklin County, Ohio Hospital, The Children's
     Hospital Project 5.20%, Due 11/1/04                      50,000         52,120
   Hamilton County, Ohio Hospital Facility Revenue,
     Children's Hospital (FGIC Insured),
     5.00%, Due 5/15/06                                       50,000         51,742
   Lorain County, Ohio Hospital Facility Revenue
     Catholic Healthcare Partners (MBIA),
     6.00%, Due 9/1/07                                        50,000         55,510
   Maumee, Ohio Hospital Facility Revenue, St. Lukes
     Hospital Project (AMBAC Insured),
     4.90%, Due 12/1/99                                       50,000         50,681
                                                                       -------------
       TOTAL HOSPITAL/HEALTH - 8.5%                                    $    311,971

REVENUE BONDS - TRANSPORTATION
   Butler County Transportation Improvement, (FSA Insured)
     5.50%, Due 4/1/09                                       100,000        107,954
                                                                       -------------
       TOTAL REVENUE BONDS - TRANSPORTATION - 3.0%                     $    107,954


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                               (SEE PAGES 30-33)

--------------------------------------------------------------------------------
                                       18

MUNICIPAL INCOME FUND, PORTFOLIO OF INVESTMENTS        JUNE 30, 1998 - UNAUDITED

FIXED INCOME SECURITIES - MUNICIPAL BONDS                   FACE VALUE    DOLLAR VALUE
-----------------------------------------                   ----------    ------------
REVENUE BONDS - ELECTRIC
   Weatherford, Texas Utility System Revenue,
     (MBIA Insured), 5.10%, Due 9/1/03                        50,000         52,000
                                                                       -------------
       TOTAL REVENUE BONDS - ELECTRIC - 1.4%                           $     52,000

REVENUE BONDS - WATER AND SEWER
   Akron, Ohio Sewer System, (MBIA Insured), 5.50%,
     Due 12/1/07                                              50,000         54,110
   Cleveland, Ohio Waterworks First Mortgage,
     Series G (MBIA Insured), 5.25%, Due 1/1/04               50,000         52,486
   Lorain, Ohio Water System, (AMBAC Insured),
     4.75%, Due 4/01/04                                       50,000         51,323
   Miamisburg, Ohio Sewer System (AMBAC Insured),
     4.35%, Due 11/15/02                                      50,000         50,350
   Montgomery County, Ohio Solid Waste (MBIA Insured)
     5.125%, Due 11/1/08                                      50,000         52,292
   Southwest Ohio Regional Water District Waterworks
     5.25%, Due 12/1/05                                       50,000         52,725
   Warren County, Ohio Water and Sewer Line Extension,
     Special Assessment Bonds, 5.50%, Due 12/1/03             50,000         53,122
                                                                       -------------
       TOTAL REVENUE BONDS - WATER AND SEWER - 10.0%                   $    366,408

SCHOOL DISTRICT
   Centerburg, Ohio, 5.25%, Due 10/15/01                      40,000         41,307
   Cook County, Illinois, (AMBAC Insured), 5.20%,
     Due 12/1/01                                              50,000         51,680
   Forest Hills, Ohio, 4.90%, Due 12/01/04                   100,000        102,747
   Gallia County, Ohio, 5.00%, Due 3/1/03                     25,000         25,571
   Gallia County, Ohio, 5.00%, Due 3/1/04                     25,000         25,448
   Indian Valley, Ohio, (AMBAC Insured), 5.50%, Due 12/1/06   50,000         53,800
   Northwestern, Ohio, 4.65%, Due 12/1/06                    105,000        103,864
   Olmsted Falls, Ohio, (FGIC Insured), 5.30%, Due 12/15/00   50,000         51,532
   Southwestern City School District, Ohio, 6.25%,
     Due 12/1/05                                              50,000         54,028
   Stow, Ohio, 9.125%, Due 12/1/99                            50,000         53,310
   West Geauga, Ohio, (AMBAC Insured), 5.45%, Due 11/1/04     50,000         53,143
   Westlake, Ohio, 4.85%, Due 12/1/03                        100,000        102,983
                                                                       -------------
       TOTAL SCHOOL DISTRICT - 19.7%                                   $    719,413

STATE AGENCY - BUILDING AUTHORITY
   Ohio State Building Authority, Administration Building
     Fund 6.40%, Due 10/1/01                                  50,000         53,526
   Ohio State Building Authority, Administrative Building
     Fund (MBIA Insured), 5.40%, Due 10/1/02                  90,000         94,246
   Ohio State Building Authority, Correctional Facilities,
     Prerefunded to 3/1/99 at 102, 7.30%, Due 3/1/02          50,000         52,156
   Ohio State Building Authority, Ohio Center For The Arts,
     5.45%, Due 10/1/07                                      100,000        107,452
   Ohio State Building Authority, State Correctional
     Facilities 6.50%, Due 10/1/01                            50,000         53,645
                                                                       -------------
       TOTAL STATE AGENCY - BUILDING AUTHORITY - 9.9%                  $    361,025


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                               (SEE PAGES 30-33)

--------------------------------------------------------------------------------
                                       19

MUNICIPAL INCOME FUND, PORTFOLIO OF INVESTMENTS        JUNE 30, 1998 - UNAUDITED

FIXED INCOME SECURITIES - MUNICIPAL BONDS                   FACE VALUE    DOLLAR VALUE
-----------------------------------------                   ----------    ------------
STATE AGENCY - EDUCATION
   Ohio State Elementary and Secondary Education
     (FSA Insured), 5.0%, Due 12/1/07                        100,000        104,137
   Ohio State Higher Education Facilities (AMBAC Insured)
     4.70%, Due 6/1/00                                        75,000         75,977
   Ohio State Higher Education Facilities, 5.90%,
     Due 12/1/05                                              50,000         53,288
                                                                       -------------
       TOTAL STATE AGENCY - EDUCATION - 6.4%                           $    233,402

STATE AGENCY - WATER DEVELOPMENT AUTHORITY
   Ohio State Water Development Authority (MBIA Insured),
     5.50%, Due 6/1/01                                        50,000         51,895
                                                                       -------------
       TOTAL STATE AGENCY - WATER DEVELOPMENT
       AUTHORITY - 1.4%                                                $     51,895

TOTAL FIXED INCOME - MUNICIPAL BONDS - 99.5%                           $  3,639,312
     (Municipal Bonds Identified Cost $3,535,658)

CASH EQUIVALENTS
   Federated Ohio Municipal Cash Trust                                       19,547
                                                                       -------------
     TOTAL CASH EQUIVALENTS - 0.5%                                     $     19,547
       (Cash Identified Cost  $19,547)

TOTAL PORTFOLIO VALUE - 100.0%                                         $  3,658,859
     (Total Portfolio Identified Cost $3,555,205)

   Other Assets Less Liabilities                                       $     27,899

TOTAL NET ASSETS                                                       $  3,686,758


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                               (SEE PAGES 30-33)

--------------------------------------------------------------------------------
                                       20

STATEMENT OF ASSETS AND LIABILITIES                    JUNE 30, 1998 - UNAUDITED


                                               STOCK FUNDS                     BOND FUNDS
                                   ------------------------------------- -----------------------
                                                                            FIXED     MUNICIPAL
                                     GROWTH     OPPORTUNITY    REALTY      INCOME      INCOME
                                      FUND         FUND         FUND        FUND        FUND
                                   ------------ ------------ ----------- ------------ ----------
ASSETS:
  Investment Securities            $40,479,788  $43,080,397  $5,182,708  $19,696,866  $3,658,859
   at Market Value*
  Dividends and Interest
   Receivable                          $64,200      $33,006     $38,373     $312,588     $29,868
                                   ------------ ------------ ----------- ------------ ----------
     TOTAL ASSETS                  $40,543,988  $43,113,403  $5,221,081  $20,009,454  $3,688,727

LIABILITIES:
  Investment Securities Purchased           $0           $0      98,458           $0          $0
  Accrued Management Fees              $30,540      $32,671          $0      $13,852      $1,969
                                   ------------ ------------ ----------- ------------ ----------
     TOTAL LIABILITIES                 $30,540      $32,671     $98,458      $13,852      $1,969

NET ASSETS                         $40,513,448  $43,080,732  $5,122,623  $19,995,602  $3,686,758


NET ASSETS CONSIST OF:
  Paid in Capital                  $25,591,170  $28,870,031  $5,405,147  $19,341,795  $3,572,036
  Undistributed Net
   Investment Income                    $7,151     ($16,053)    $13,018      $17,266      $1,778
  Undistributed Net Realized Gain
   (Loss) from Security
   Transactions                     $2,041,431   $1,595,593    ($12,289)     $25,819      $9,290
  Net Unrealized Gain (Loss)
   on Investments                  $12,873,696  $12,631,161   ($283,253)    $610,722    $103,654
                                   ------------ ------------ ----------- ------------ ----------
NET ASSETS                         $40,513,448  $43,080,732  $5,122,623  $19,995,602  $3,686,758

Shares Outstanding                   1,370,765    1,438,881     371,040    1,249,017     232,560

OFFERING, REDEMPTION AND
NET ASSET VALUE PER SHARE               $29.56       $29.94      $13.81       $16.01      $15.85




*Identified Cost                   $27,606,092  $30,449,236  $5,465,961  $19,086,144  $3,555,205

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                               (SEE PAGES 30-33)

--------------------------------------------------------------------------------
                                       21

STATEMENT OF OPERATIONS                                JUNE 30, 1998 - UNAUDITED

                                                   STOCK FUNDS                   BOND FUNDS
                                        ----------------------------------  ----------------------
                                                                              FIXED     MUNICIPAL
                                         GROWTH     OPPORTUNITY   REALTY     INCOME      INCOME
                                          FUND         FUND        FUND       FUND        FUND
                                        ----------  ----------  ----------  ----------  ----------
                                         PERIOD      PERIOD      PERIOD      PERIOD      PERIOD
                                          ENDED       ENDED       ENDED       ENDED       ENDED
                                         6/30/98     6/30/98     6/30/98     6/30/98     6/30/98
                                        ----------  ----------  ----------  ----------  ----------
INVESTMENT INCOME:
   Interest                               $30,001     $35,706      $8,435    $614,126     $87,841
   Dividends                             $190,803    $135,104    $113,741          $0          $0
                                        ----------  ----------  ----------  ----------  ----------
    TOTAL INVESTMENT INCOME              $220,804    $170,810    $122,176    $614,126     $87,841

EXPENSES:
   Gross Management Fee                  $237,896    $255,714     $16,066    $110,541     $21,636
   Management Fee Waiver
    (See accompanying note #3)           ($64,049)   ($68,846)   ($16,066)   ($28,837)    ($9,407)
                                        ----------  ----------  ----------  ----------  ----------
    TOTAL EXPENSES                       $173,847    $186,868          $0     $81,704     $12,229

NET INVESTMENT INCOME                     $46,957    ($16,058)   $122,176    $532,422     $75,612

REALIZED AND UNREALIZED GAINS (LOSSES):
   Net Realized Gain (Loss) from
    Security Transactions               $2,041,429  $1,595,590   ($12,289)    $42,872      $9,290
   Net Unrealized Gain (Loss)
    on Investments                      $3,502,433  $3,287,531  ($283,253)   $144,305    ($18,111)
                                        ----------  ----------  ----------  ----------  ----------
NET GAIN (LOSS) ON INVESTMENTS          $5,543,862  $4,883,121  ($295,542)   $187,177     ($8,821)

NET INCREASE IN ASSETS
   FROM OPERATIONS                      $5,590,819  $4,867,063  ($173,366)   $719,599     $66,791


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                               (SEE PAGES 30-33)

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS                     JUNE 30, 1998 - UNAUDITED

                                                              STOCK FUNDS
                               -----------------------------------------------------------------------
                                       GROWTH FUND                OPPORTUNITY FUND       REALTY FUND
                               --------------------------   ---------------------------  -------------
                               PERIOD ENDED   YEAR ENDED     PERIOD ENDED    YEAR ENDED   PERIOD ENDED
                                 6/30/98       12/31/97       6/30/98        12/31/97     6/30/98
                               ------------   -----------   --------------  -----------  -------------
OPERATIONS:
  Net Investment Income            $46,957      $177,863       ($16,058)       $32,928       $122,176
  Net Realized Gain (Loss)
   from Security Transactions   $2,041,429    $3,181,316     $1,595,590     $2,847,393       ($12,289)
  Net Unrealized Gain (Loss)
   on Investments               $3,502,433    $4,619,375     $3,287,531     $4,342,324      ($283,253)
                                -----------   -----------    -----------    -----------     ----------
   NET INCREASE (DECREASE) IN
    ASSETS FROM OPERATIONS      $5,590,819    $7,978,554     $4,867,063     $7,222,645      ($173,366)

DISTRIBUTIONS TO SHAREHOLDERS:
  Net Investment Income           ($40,049)    ($177,619)            $0       ($32,962)     ($109,158)
  Net Realized Gain from
   Security Transactions                $0   ($3,181,370)            $0    ($2,847,390)            $0
                               ------------  -------------   -------------  -----------     ----------
   NET DECREASE IN ASSETS
    FROM DISTRIBUTIONS            ($40,049)  ($3,358,989)            $0    ($2,880,352)     ($109,158)

CAPITAL SHARE TRANSACTIONS:
  Proceeds From Sale of Shares  $5,169,508    $4,489,896     $4,464,450     $6,374,904     $5,387,889
  Net Asset Value of Shares
   Issued on Reinvestment of
   Distributions                   $29,698    $3,552,221             $0     $3,931,454        $20,250
  Cost of Shares Redeemed      ($2,137,306)  ($2,183,617)   ($1,307,084)   ($1,684,251)       ($2,992)
                               ------------  -------------  -------------   -----------     ----------
   NET INCREASE IN ASSETS FROM
    CAPITAL SHARE TRANSACTIONS  $3,061,900    $5,858,500     $3,157,366     $8,622,107     $5,405,147

NET CHANGE IN NET ASSETS        $8,612,670   $10,478,065     $8,024,429    $12,964,400     $5,122,623

Net Assets at Beginning
    of Perid                   $31,900,778   $21,422,713    $35,056,303     22,091,903             $0

NET ASSETS AT END OF PERIOD    $40,513,448   $31,900,778    $43,080,732    $35,056,303     $5,122,623


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                               (SEE PAGES 30-33)


--------------------------------------------------------------------------------
                                       23

STATEMENT OF CHANGES IN NET ASSETS                     JUNE 30, 1998 - UNAUDITED


                                                       BOND FUNDS
                                  -----------------------------------------------------
                                      FIXED INCOME FUND        MUNICIPAL INCOME FUND
                                  --------------------------  -------------------------
                                  PERIOD ENDED   YEAR ENDED   PERIOD ENDED   YEAR ENDED
                                     6/30/98      12/31/97       6/30/98      12/31/97
                                  ------------  ------------  ------------  -----------
OPERATIONS:
  Net Investment Income              $532,422      $991,103       $75,612     $144,680
  Net Realized Gain (Loss)
   from Security Transactions         $42,872       $34,654        $9,290       $1,607
  Net Unrealized Gain (Loss)
   on Investments                    $144,305      $415,756      ($18,111)     $71,818
                                  ------------  ------------  ------------  -----------
   NET INCREASE (DECREASE) IN
    ASSETS FROM OPERATIONS           $719,599    $1,441,513       $66,791     $218,105

DISTRIBUTIONS TO SHAREHOLDERS:
  Net Investment Income             ($515,092)    ($991,205)     ($73,802)   ($144,712)
  Net Realized Gain from
   Security Transactions                   $0            $0            $0      ($1,427)
                                  ------------  ------------  ------------  -----------
   NET DECREASE IN ASSETS
    FROM DISTRIBUTIONS              ($515,092)    ($991,205)     ($73,802)   ($146,139)

CAPITAL SHARE TRANSACTIONS:
  Proceeds From Sale of Shares     $3,073,071    $3,804,230    $1,138,715   $1,550,612
  Net Asset Value of Shares
   Issued on Reinvestment of
   Dividends/Gains                   $335,857      $843,824       $18,071      $46,997
  Cost of Shares Redeemed         ($2,492,634)  ($2,362,597)  ($1,369,520)   ($577,731)
                                  ------------  ------------  ------------  -----------
   NET INCREASE IN ASSETS FROM
    CAPITAL SHARE TRANSACTIONS       $916,294    $2,285,457     ($212,734)  $1,019,878

NET CHANGE IN NET ASSETS           $1,120,801    $2,735,765     ($219,745)  $1,091,844

Net Assets at Beginning of
  Period                          $18,874,801   $16,139,119    $3,906,503   $2,814,659

NET ASSETS AT END OF PERIOD       $19,995,602   $18,874,884    $3,686,758   $3,906,503



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                               (SEE PAGES 30-33)

--------------------------------------------------------------------------------
                                       24

FINANCIAL HIGHLIGHTS                                   JUNE 30, 1998 - UNAUDITED

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                                            GROWTH FUND
                                 -----------------------------------------------------------
                                  UNAUDITED                YEAR ENDED DECEMBER 31
                                  1/1/98 TO  -----------------------------------------------
                                  6/30/98     1997      1996      1995     1994       1993
                                 ----------- --------  -------- --------- --------  --------
   Net Asset Value
    Beginning of Period             $25.38    $21.16    $18.86    $14.82   $15.71    $15.00

   OPERATIONS:
      Net Investment Income          $0.03     $0.16     $0.19     $0.24    $0.24     $0.18
      Net Gains (Losses) on
      Securities (Realized
        & Unrealized)                $4.18     $7.01     $2.98     $4.41   ($0.89)    $0.71
                                 ----------- --------  -------- --------- --------  --------
   TOTAL OPERATIONS                  $4.21     $7.17     $3.17     $4.65   ($0.65)    $0.89

   DISTRIBUTIONS:
      Dividends from Net
        Investment Income           ($0.03)   ($0.16)   ($0.19)   ($0.24)  ($0.24)   ($0.18)
      Distributions from Net
        Realized Capital Gains       $0.00    ($2.79)   ($0.68)   ($0.37)   $0.00     $0.00
                                 ----------- --------  -------- --------- --------  --------
   TOTAL DISTRIBUTIONS              ($0.03)   ($2.95)   ($0.87)   ($0.61)  ($0.24)   ($0.18)

   Net Asset Value
    End of Period                   $29.56    $25.38    $21.16    $18.86   $14.82    $15.71

   TOTAL RETURN                      16.59%    33.96%    16.85%    31.61%   -4.22%     5.93%

   Net Assets, End of Period
    (Millions)                      $40.51    $31.90    $21.42    $14.87    $9.30     $6.58

   RATIOS AFTER FEE WAIVERS:(1)
      Ratio of Expenses to
        Average Net Assets(2)         0.95%     0.97%     1.00%     1.00%    1.00%     1.00%
      Ratio of Net Income to
        Average Net Assets(2)         0.26%     0.65%     0.99%     1.42%    1.65%     1.38%

   Portfolio Turnover Rate           18.83%    54.44%    26.78%    52.91%   30.38%    23.57%


----------
(1) The Adviser intends fee waivers of 0.35% to be permanent although the Adviser retains the right to remove the waivers after 12/31/98. As of 6/30/98, assuming no waiver of management fee expenses, the Growth Fund rates would have been: expenses to average net assets of 1.30%; and net income to average net assets of -0.09% (see note #3 on pages 30-31).

(2)  Ratios have been annualized in 1998.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                               (SEE PAGES 30-33)

--------------------------------------------------------------------------------
                                       25

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:


                                                        OPPORTUNITY FUND
                                     ----------------------------------------------------
                                     UNAUDITED       YEAR ENDED DECEMBER 31
                                     1/1/98 TO    ----------------------------- 5/16/94-
                                      6/30/98      1997      1996       1995    12/31/94
                                     -----------  --------  --------  --------- ---------
Net Asset Value
   Beginning of Period                   $26.44    $22.65    $19.42     $15.70    $15.00

OPERATIONS:
   Net Investment Income                 ($0.01)    $0.03     $0.06      $0.08     $0.05
   Net Gains (Losses) on Securities
    (Realized & Unrealized)               $3.51     $6.13     $4.43      $3.89     $0.70
                                    -----------  --------  --------  --------- ---------
TOTAL OPERATIONS                          $3.50     $6.16     $4.49      $3.97     $0.75

DISTRIBUTIONS:
   Dividends from Net
    Investment Income                     $0.00    ($0.03)   ($0.06)    ($0.08)   ($0.05)
   Distributions from Net
    Realized Capital Gains                $0.00    ($2.34)   ($1.20)    ($0.17)    $0.00
                                    -----------  --------  --------  --------- ---------
TOTAL DISTRIBUTIONS                       $0.00    ($2.37)   ($1.26)    ($0.25)   ($0.05)

Net Asset Value
   End of Period                         $29.94    $26.44    $22.65     $19.42    $15.70

TOTAL RETURN                              13.24%    27.26%    23.10%     25.27%     4.99%

Net Assets, End of Period
   (Millions)                            $43.08    $35.06    $22.09     $15.19     $6.29

RATIOS AFTER FEE WAIVERS:(1)
   Ratio of Expenses to
    Average Net Assets(2)                  0.94%     0.97%     1.00%      1.00%     1.00%
   Ratio of Net Income to
    Average Net Assets(2)                 -0.08%     0.11%     0.28%      0.59%     1.01%

Portfolio Turnover Rate                   22.35%    55.05%    46.43%     62.15%    58.73%


----------
(1) The Adviser intends fee waivers of 0.35% to be permanent although the Adviser retains the right to remove the waivers after 12/31/98. As of 6/30/98, assuming no waiver of management fee expenses, the Opportunity Fund rates would have been: expenses to average net assets of 1.30%; and net income to average net assets of -0.43% (see note #3 on pages 30-31).

(2)  Ratios have been annualized in 1994 and 1998.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                               (SEE PAGES 30-33)

--------------------------------------------------------------------------------
                                       26

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:


                                           REALTY FUND
                                          -------------
                                            UNAUDITED
                                             1/1/98-
                                             6/30/98
                                          ------------
Net Asset Value
   Beginning of Period               $          15.00

OPERATIONS:
   Net Investment Income                         0.39
   Net Gains (Losses) on Securities
    (Realized & Unrealized)                     (1.22)
                                         ------------
TOTAL OPERATIONS                     $          (0.83)

DISTRIBUTIONS:
   Dividends from Net
    Investment Income                           (0.36)
   Distributions from Net
    Realized Capital Gains                       0.00
                                         ------------
TOTAL DISTRIBUTIONS                  $          (0.36)

Net Asset Value
   End of Period                     $          13.81

TOTAL RETURN                                    -5.54%

Net Assets, End of Period
   (Millions)                        $           5.17

RATIOS AFTER FEE WAIVERS:(1)
   Ratio of Expenses to
    Average Net Assets                           0.00%
   Ratio of Net Income to
    Average Net Assets(2)                        7.10%

Portfolio Turnover Rate                          3.75%


----------
(1) The Adviser intends fee waivers of 0.35% to be permanent although the Adviser retains the right to remove the waivers after 12/31/98. As of 6/30/98, assuming no waiver of management fee expenses, the Realty Fund rates would have been: expenses to average net assets of 1.30%; and net income to average net assets of 6.75% (see note #3 on pages 30-31).

(2)  Ratios have been annualized in 1998.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                               (SEE PAGES 30-33)

--------------------------------------------------------------------------------
                                       27

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:


                                                   FIXED INCOME FUND
                              ---------------------------------------------------------
                              UNAUDITED             YEAR ENDED DECEMBER 31
                              1/1/98 TO -----------------------------------------------
                              6/30/98     1997      1996     1995      1994      1993
                              --------  --------  -------- --------  --------  --------
Net Asset Value
   Beginning of Period         $15.84    $15.45    $15.84   $14.20    $15.80    $15.00

OPERATIONS:
   Net Investment Income        $0.43     $0.88     $0.86    $0.83     $0.80     $0.60
   Net Gains (Losses) on
    Securities (Realized
    & Unrealized)               $0.16     $0.39    ($0.39)   $1.64    ($1.60)    $0.83
                             --------  --------  -------- --------  --------  --------
TOTAL OPERATIONS                $0.59     $1.27     $0.47    $2.47    ($0.80)    $1.43

DISTRIBUTIONS:
   Dividends from Net
    Investment Income          ($0.42)   ($0.88)   ($0.86)  ($0.83)   ($0.80)   ($0.60)
   Distributions from Net
    Realized Capital Gains      $0.00     $0.00     $0.00    $0.00     $0.00    ($0.03)
                             --------  --------  -------- --------  --------  --------
TOTAL DISTRIBUTIONS            ($0.42)   ($0.88)   ($0.86)  ($0.83)   ($0.80)   ($0.63)

Net Asset Value
   End of Period               $16.01    $15.84    $15.45   $15.84    $14.20    $15.80

TOTAL RETURN                     3.76%     8.44%     3.11%   17.70%    -5.14%     9.51%

Net Assets, End of Period
   (Millions)                  $20.00    $18.87    $16.14   $15.97    $12.46    $10.08

RATIOS AFTER FEE WAIVERS:(1)
   Ratio of Expenses to
    Average Net Assets(2)        0.84%     0.85%     0.85%    0.85%     0.85%     0.85%
   Ratio of Net Income to
    Average Net Assets(2)        5.50%     5.67%     5.56%    5.54%     5.53%     5.08%

Portfolio Turnover Rate         17.21%    29.33%    14.04%    4.95%     0.04%    10.14%


----------
(1) The Adviser intends fee waivers of 0.30% to be permanent although the Adviser retains the right to remove the waivers after 12/31/98. As of 6/30/98, assuming no waiver of management fee expenses, the Fixed Income Fund rates would have been: expenses to average net assets of 1.15%; and net income to average net assets of 5.20% (see note #3 on pages 30-31).

(2)  Ratios have been annualized in 1998.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                               (SEE PAGES 30-33)

--------------------------------------------------------------------------------
                                       28

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                                       MUNICIPAL INCOME FUND
                                       -----------------------------------------------------
                                        UNAUDITED       YEAR ENDED DECEMBER 31
                                        1/1/98 TO   -----------------------------  5/16/94-
                                         6/30/98      1997      1996       1995    12/31/94
                                       -----------  --------  --------  --------- ----------
Net Asset Value
   Beginning of Period                     $15.88    $15.57    $15.68     $14.73    $15.00

OPERATIONS:
   Net Investment Income                    $0.32     $0.64     $0.63      $0.63     $0.39
   Net Gains (Losses) on Securities
     (Realized & Unrealized)               ($0.04)    $0.32    ($0.11)     $0.96    ($0.27)
                                       -----------  --------  --------  --------- ----------
TOTAL OPERATIONS                            $0.28     $0.96     $0.52      $1.59     $0.12

DISTRIBUTIONS:
   Dividends from Net
     Investment Income                     ($0.31)   ($0.64)   ($0.63)    ($0.63)   ($0.39)
   Distributions from Net
     Realized Capital Gains                 $0.00    ($0.01)    $0.00     ($0.01)    $0.00
                                       -----------  --------  --------  --------- ----------
TOTAL DISTRIBUTIONS                        ($0.31)   ($0.65)   ($0.63)    ($0.64)   ($0.39)

Net Asset Value
   End of Period                           $15.85    $15.88    $15.57     $15.68    $14.73

TOTAL RETURN                                 1.77%     6.23%     3.43%     10.88%     0.81%

Net Assets, End of Period
   (Millions)                               $3.69     $3.90     $2.81      $2.28     $1.49

RATIOS AFTER FEE WAIVERS: (1)
   Ratio of Expenses to
     Average Net Assets (2)                  0.64%     0.63%     0.75%      0.68%     0.01%
   Ratio of Net Income to
     Average Net Assets (3)                  3.98%     4.19%     4.18%      4.28%     5.46%

Portfolio Turnover Rate                     10.62%     9.95%     6.25%      7.81%     0.00%


----------
(1) The Adviser intends fee waivers of 0.50% to be permanent although the Adviser retains the right to remove the waivers after 12/31/98. As of 6/30/98, assuming no waiver of management fee expenses, the Municipal Income Fund rates would have been: expenses to average net assets of 1.15%; and net income to average net assets of 1.99% (see note #3 on pages 30-31).

(2) The Adviser waived 1.14% of the fee on the Municipal Income Fund in 1994, 0.47% of the fee in 1995, 0.40% in 1996, and 0.52% of the fee in 1997.
     During the first 6 months of 1998, the Adviser waived 0.50% of the fee, and intends to waive additional fees for the remainder of the year.

(3)  Ratios have been annualized in 1994 and 1998.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                               (SEE PAGES 30-33)

--------------------------------------------------------------------------------
                                       29

NOTES TO THE FINANCIAL STATEMENTS                     JUNE 30, 1998 - UNAUDITED

   1)  ORGANIZATION:
   The Growth Fund, Opportunity Fund, Realty Fund, Fixed Income Fund, and Municipal Income Fund are each series of the Johnson Mutual Funds Trust, and are registered under the Investment Company Act of 1940, as amended, as no-load, open-end investment companies. The Johnson Mutual Funds Trust was established as an Ohio business trust under Declaration of Trust dated September 30, 1992. The Growth and Fixed Income Funds began offering their shares publicly on January 4, 1993. The Opportunity and Municipal Income Funds began offering their shares publicly on May 16, 1994. The Realty Fund began offering its shares publicly on January 2, 1998.

   The investment objective of the Growth Fund is long term capital growth. The investment objective of the Opportunity Fund is long term capital growth. The investment objective of the Realty Fund is above average income and long term capital growth. The investment objective of the Fixed Income Fund is a high level of income over the long term consistent with preservation of capital. The investment objective of the Municipal Income Fund is a high level of federally tax-free income over the long term consistent with preservation of capital.

   2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
   SECURITY VALUATION AND TRANSACTIONS:
   The investments in securities are carried at market value. The market quotation used for common stocks which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price of the day, determined as of the close of the New York Stock Exchange at 4:00 p.m. Eastern Standard Time. In absence of a sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security.

   Fixed income securities are valued by using independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. When prices are not readily available from a pricing service, or when illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days are valued by using the amortized cost method of valuation. Purchases and sales of securities are recorded on a trade date basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

   INVESTMENT INCOME AND REALIZED CAPITAL GAINS AND LOSSES ON INVESTMENT
   SECURITIES:
   Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend and interest income are recorded net of foreign taxes. Gains and losses on sales of investments are calculated using the specific identification method.

   DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAXES:
   It is the Funds' policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds' policy to distribute annually, after the end of the calendar year, any remaining net investment income and net realized capital gains to comply with the special provisions of the Internal Revenue Code available to registered investment companies. Accordingly, no tax provision is required.


--------------------------------------------------------------------------------
                                       30

NOTES TO THE FINANCIAL STATEMENTS                      JUNE 30, 1998 - UNAUDITED

   2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CON'T):
   Net investment income from the Growth, Realty, Fixed Income, and Municipal Income Funds is paid to shareholders quarterly. The Opportunity Fund pays an annual dividend from the net investment income. Each Fund determines annually whether to distribute any realized long-term capital gains in excess of net realized short-term capital losses, including capital losses carryovers from the prior year. The amounts of the distributions are determined in accordance with federal tax regulations, which may differ from those amounts determined and distributed. If there are any book or tax differences that are temporary or permanent, they will be charged or credited to paid-in capital in the period that the difference has occurred.

   The Realty Fund may for tax purposes have received ordinary income, capital gains and return of capital from its investments in REIT's. Most REIT's do not report this information until the close of the calendar year. The Realty Fund pays a quarterly dividend that includes ordinary income, capital gains and return of capital. After December 31, 1998, these distributions will be classified for tax purposes as such. The amounts of the reportable distributions are determined in accordance with federal tax regulations, which may differ from those amounts distributed. If there are any book or tax differences that are temporary or permanent, they will be charged or credited to paid-in capital in the period that the difference has occurred. Any taxable income or gain that is remaining at the end of the fiscal year is distributed the following year.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   3)  INVESTMENT ADVISORY AGREEMENT:
   The investment advisory agreement provides that Johnson Investment Counsel, Inc., the Adviser, will pay all of the Funds' operating expenses, excluding brokerage fees and commissions, taxes, interest and extraordinary expenses. The Growth Fund and the Opportunity Fund paid the Adviser a management fee at the annual rate of 0.95% of the Funds' average daily net assets, which was accrued daily and paid monthly. The Fixed Income Fund paid the Adviser a management fee at the annual rate of 0.85% of the Fund's average daily net assets, and the Municipal Income Fund paid the Adviser a management fee at the annual rate of 0.65% of the Fund's average daily net assets, both of which are accrued daily and paid monthly. For the period January 1, 1998 through June 30, 1998 the Realty Fund did not pay the Adviser a management fee.

   The Adviser has received management fees for the period January 1 - June 30, 1998 as follows:

          Growth Fund           $173,847      Fixed Income Fund       $  81,704
          Opportunity Fund      $186,868      Municipal Income Fund   $  12,229
          Realty Fund           $      0

   The Adviser is authorized to charge the Growth Fund, Opportunity Fund and Realty Fund a management fee of 1.30% of the average daily net assets of the Funds, and has waived 0.35% of these fees. Additionally, the Adviser waived the remaining 0.95% of the management fee on the Realty Fund for the six months ending June 30, 1998, only. The Adviser is authorized to charge the Fixed Income Fund a management fee of 1.15%, of the average daily net assets of the Fund, and has waived 0.30% of these fees. The Adviser is authorized to charge a management fee of 1.15% on the Municipal Income Fund, and has waived 0.50% of these fees. The Adviser intends the current fee waivers on the Growth, Opportunity, Fixed Income and the Municipal Income Fund to be permanent, although the Adviser has the right to remove these fee waivers any time after December 31, 1998. The Adviser intends the 0.35% waiver on the Realty Fund to be permanent although the Adviser has the right to remove these fee waivers any time after December 31, 1998.


--------------------------------------------------------------------------------
                                       31

NOTES TO THE FINANCIAL STATEMENTS                      JUNE 30, 1998 - UNAUDITED

   4)  RELATED PARTY TRANSACTIONS:
   All officers and one trustee of the Johnson Mutual Funds Trust are employees of Johnson Investment Counsel, Inc., the Adviser. Each outside trustee has received compensation during the 6 months ending June 30, 1998, of $1,500 for his responsibilities as trustee and has received no additional compensation from the Trust.

   The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Funds. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under
   Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 1998, Johnson Investment Counsel, Inc. and entities which the Adviser could be deemed to control or have discretion over owned in aggregate more than 25% of the Growth Fund, the Opportunity Fund, the Realty Fund, the Fixed Income Fund, and the Municipal Income Fund.

   Johnson Financial, Inc. is a wholly owned subsidiary of Johnson Investment Counsel, Inc., the Adviser. Johnson Financial, Inc. provides transfer agency, fund accounting, and administration services to the Funds. These services are paid for by the Adviser.

   5)  CAPITAL SHARE TRANSACTIONS:
   As of June 30, 1998, there were an unlimited number of capital shares of no par value authorized. Each Fund records purchases of its capital shares at the daily net asset value next determined after receipt of a shareholder's check or wire and application in proper form. Redemptions are recorded at the net asset value next determined following receipt of a shareholder's written or telephone request in proper form.

   SHARE TRANSACTIONS FOR THE PERIOD JANUARY 1 - JUNE 30, 1998:

                                                  GROWTH          OPPORTUNITY         REALTY              FIXED           MUNICIPAL
                                                   FUND              FUND              FUND               FUND              FUND
                                                   ----              ----              ----               ----              ----
Shares Sold to Investors                          188,167            158,172          369,794            192,019           71,285
Shares Issued on Reinvestment Dividends             1,027                  0            1,456             21,102            1,140
                                                ---------          ---------          -------          ---------          -------
Subtotal                                          189,194            158,172          371,250            213,121           72,425
Shares Redeemed                                   (75,534)           (45,233)            (210)          (155,954)         (85,847)
                                                ---------          ---------          -------          ---------          -------
Net Increase                                      113,660            112,939          371,040             57,167          (13,422)
SHARES OUTSTANDING:
December 31, 1997 (beginning of period)         1,257,105          1,325,942                0          1,191,850          245,982
JUNE 30, 1998 (END OF PERIOD)                   1,370,765          1,438,881          371,040          1,249,017          232,560



--------------------------------------------------------------------------------
                                       32

NOTES TO THE FINANCIAL STATEMENTS                      JUNE 30, 1998 - UNAUDITED

   6)  PURCHASES AND SALES OF SECURITIES:
   During the 6 months ended June 30, 1998, purchases and sales of investment securities aggregated:

                               Investment Securities other than
                               Short Term Investments and US
                               Government Obligations            US Government Obligations
                               PURCHASES       SALES             PURCHASES       SALES
                               ---------       -----             ---------       -----
Growth Fund                    $8,604,061      $6,950,140        $      0        $      0
Opportunity Fund               $9,672,732      $8,872,578        $      0        $      0
Realty Fund                    $5,187,890      $  132,012        $      0        $      0
Fixed Income Fund              $3,614,128      $2,913,263        $396,233        $386,500
Municipal Income Fund          $  362,705      $  399,302        $      0        $      0


   7)  SECURITY TRANSACTIONS:
   For Federal income tax purposes, the cost of investments owned on June 30, 1998 was the same as identified cost. As of June 30, 1998 the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:
                                                                    NET
                                                                APPRECIATION
       FUND            APPRECIATION        (DEPRECIATION)      (DEPRECIATION)
       -----           ------------        --------------      --------------
Growth                  $13,151,319        ($  277,623)        $ 12,873,696
Opportunity             $14,027,644        ($1,396,483)        $ 12,631,161
Realty                  $    39,552        ($  322,805)       ($    283,253)
Fixed Income            $   613,226        ($    2,504)        $    610,722
Municipal Income        $   104,790        ($    1,136)        $    103,654

   8)  FINANCIAL INSTRUMENTS DISCLOSURE:
   There are no reportable financial instruments that have any off balance sheet risk as of June 30, 1998.



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                                       33

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                              TRUSTEES AND OFFICERS

                      Timothy E. Johnson       Trustee, President
                           John W. Craig       Trustee
                       Ronald H. McSwain       Trustee
                        Kenneth S. Shull       Trustee

                          Dale H. Coates       Vice President
                       Richard T. Miller       Vice President
                   Dianna J. Rosenberger       CFO, Treasurer
                        David C. Tedford       Secretary

--------------------------------------------------------------------------------

                       TRANSFER AGENT AND FUND ACCOUNTANT

                             Johnson Financial, Inc.
                               3777 West Fork Road
                             Cincinnati, Ohio 45247
                                  513-661-3100
                                  800-541-0170

--------------------------------------------------------------------------------

                                    CUSTODIAN

                               The Provident Bank
                            Three East Fourth Street
                             Cincinnati, Ohio 45202


--------------------------------------------------------------------------------

                                    AUDITORS

                        McCurdy & Associates CPA's, Inc.
                               27955 Clemens Road
                              Westlake, Ohio 44145

           This report is authorized for distribution to prospective investors only when accompanied or preceded by the Trust's prospectus, which illustrates each Fund's policies and other information that may be helpful in making an investment decision.

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